Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Comprehensive Income [Abstract]
Net loss	$ (19,030)	$ (4,087)	$ (8,127)	$ (13,662)	$ (36,875)
Other comprehensive income (loss):
Amortization of accumulated actuarial gains or losses, pension	359	741	3,490	2,960	1,647
Adjustments to accumulated actuarial losses and transition obligations, pension			28,974	(9,812)	(15,798)
Amortization of accumulated actuarial gains or losses, transition obligations, and prior service costs, postretirement medical benefit	5	1,001	4,005	2,572	(288)
Adjustments to accumulated actuarial gains and transition obligations, postretirement medical benefits			53,230	(22,342)	(49,136)
Tax effect of other comprehensive income gains	(138)	0	(4,892)	0	0
Unrealized and realized gains and losses on available-for-sale securities			(57)	(268)	(200)
Other comprehensive income (loss)	226	1,742	84,750	(26,890)	(63,775)
Comprehensive income (loss) attributable to Westmoreland Coal Company	$ (18,804)	$ (2,345)	$ 76,623	$ (40,552)	$ (100,650)